COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year

2015	$2,357
2016	50
2017	10
2018	6
$2,423

Schedule of Future Minimum Concession Fee Payments
Year

2015	$166,761
2016	77,640
2017	52,093
2018	33,843
2019	21,654
2020 and thereafter	34,228
$386,219